Main Regulations	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Main Regulations
36. MAIN REGULATIONS
The main regulatory framework under which the Group carries on its business activities is described below. However, the purpose of this section is not to provide an exhaustive description of all the regulations governing the Group’s business.
36.a) Regulations applicable to the hydrocarbon industry
36.a.1) Hydrocarbons Law
Law No. 17,319 was enacted on June 23, 1967, and along its effective term, it received numerous amendments, one of them was introduced in 2014 by Law No. 27,007 (“Hydrocarbons Law”).
The Hydrocarbons Law lays down the principles governing the exploration, exploitation, industrialization, transportation and commercialization of hydrocarbon resources in Argentina. Also, the Bases Law (see Note 36.j)) incorporated amendments to the Hydrocarbons Law. The most relevant aspects are as follows:

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Liquid and gaseous hydrocarbon reservoirs located in Argentine territory and its continental shelf belong to the Argentine Government or the provinces, depending on their territorial location. Activities related to hydrocarbon exploration, exploitation, industrialization, transportation and commercialization shall be undertaken by state-owned, private or mixed ownership companies, under the provisions of the Hydrocarbons Law and the regulations issued by the PEN. Also, these companies shall be registered with the Registry of Oil Companies created under SE Resolution No. 407/2007, under which a technical and financial analysis of those companies is conducted on an annual basis. Companies not registered are not authorized to undertake activities in oilfields located in Argentine territory.

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The terms for exploration permits are set at each call for bids by the enforcement authority, according to the exploration objective: (i) permit for conventional exploration concessions, the term is divided into 2 periods of up to 3 years each, plus an optional extension of up to 5 years; (ii) permit for unconventional exploration, the term is divided into 2 periods of up to 4 years each, plus an optional extension of up to 5 years; and (iii) permit for exploration in continental shelf and territorial waters, the term is divided into 2 periods of 3 years each, which may be extended for 1 year each.

The terms for exploitation concessions, which shall run from the date the concession is awarded under the respective regulation, shall be as follows: (i) conventional exploitation concession: 25 years; (ii) unconventional exploitation concession: 35 years; and (iii) exploitation concession in continental shelf and territorial waters: 30 years. Also, at least one year prior to the expiration of the concession, the holder of the exploitation concession may request an unlimited number of concession extensions, each for a term of 10 years.

Since the issuance of the Bases Law (see Note 36.j)), the request for conversion of a conventional exploitation concession into an unconventional exploitation concession will only be available until December 31, 2028, and its term will be 35 years without extensions.

Additionally, for new exploitation concessions, the national or provincial Executive Branch, as applicable, at the time of defining the terms and conditions of the bidding, may determine in a reasoned manner other terms of up to 10 years more than those provided for in the Hydrocarbons Law.

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Holders of exploitation concessions may obtain a transportation concession to evacuate their production. Thus, the term of transportation concessions originating from a conventional exploitation concession will be 25 years, and those originating from an unconventional exploitation concession will be 35 years, counted from the date of the concession award plus any extension of the terms which may be granted.

Since the issuance of Decree No. 115/2019, the term of transportation concessions awarded through a bidding process will be 35 years from the date of award, which may be extended for an additional term of 10 years. Additionally, holders of transportation concessions granted from the effective date of such decree and expansions of facility capacity in transportation concessions granted prior to such date and carried out thereafter, may ensure firm service capacity to shippers through capacity reservation contracts. These contracts may be freely negotiated regarding their allocation modality, prices and volumes. The uncontracted capacity and the unused contracted capacity shall be subject to the tariff to be approved by the enforcement authority.

Through the Bases Law, the legal figure of “transportation concession” changes to the figure of “transportation authorization”. Also, it establishes that exploitation concessions and transportation concessions granted prior to the enactment of the Bases Law will continue under the legal figure of “concession” and governed until their expiration by the legal framework existing at the date of approval of the Bases Law.

Decree No. 1,057/2024 established the following distinction: (i) transportation concessions for holders of exploitation concessions; (ii) transportation concessions for non-holders
of exploitation concessions; (iii) transportation authorizations for holders of exploitation concessions; (iv) transportation authorizations for non-holders
of exploitation concessions; (v) transportation authorizations that are part of refining complexes and their related storage facilities; and (vi) transportation authorizations for owners of projects and/or facilities for the conditioning, separation, fractionation, liquefaction, and/or any other process of hydrocarbon industrialization.

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Holders of exploration permits and exploitation concessions shall pay: (i) annually in advance, a fee per each square kilometer or fraction, according to the scale specified by the PEN; and (ii) a percentage between 12% and 18% of wellhead production of the liquid hydrocarbons extracted by way of royalty, allowing the national or provincial Executive Branch, as appropriate, and as grantors of such concessions, to reduce this rate up to 5% considering the productivity, conditions and location of the wells. In addition, they are subject to federal, provincial and municipal taxes, customs duties on imports and exports, and, during the effective term of the exploration permit, to the tax regime established under the Hydrocarbons Law.

Since the issuance of the Bases Law, the royalties to be paid to the enforcement authority in exploitation concession bidding processes will be offered by the concessionaire, determining that the royalty to be offered will be 15% plus or minus a percentage at the bidder’s discretion.

Additionally, the fee for each square kilometer or fraction thereof that a holder of an exploration permit must pay annually and in advance shall be calculated according to a scale determined by the price of a barrel of oil quoted on the “Frontline ICE Brent”.

-	Default on the obligations arising under permits and concessions may cause the expiration of the terms, or the imposition of fines by the enforcement authority, as specified in the Hydrocarbons Law.

-	Since the issuance of the Bases Law, international trade of hydrocarbons and/or its derivatives will be free, according to the terms and conditions established by the PEN.

-	Exploration permit holders and/or exploitation concessionaires, refiners and/or marketers may freely export hydrocarbons and/or their derivatives, subject to the SE’s non-objection.

Decree No. 1,057/2024 established that the free exercise of the right to export hydrocarbons and/or their derivatives may not be interrupted, nor be reviewed again once certain deadlines have passed, during the entire period or program of shipments or deliveries not objected to by the SE, and the requirements established in said decree must be complied with for this purpose, except in the event of exceptional circumstances which objectively compromise the security of supply in the domestic market. For those exports of hydrocarbons and/or their derivatives whose period or program of shipments or deliveries exceeds 1 year, the interested party must prove the right to dispose of the export volumes and in the deadlines committed.

Likewise, it provided that the SE may object in whole or in part to the export of hydrocarbons and/or their derivatives, only based on the technical and/or economic reasons that affect the security of supply in the domestic market. Additionally, it establishes that the SE may object totally or partially to exports due to significant and unforeseen variations in the prices of hydrocarbons and/or their derivatives in the domestic market, on a temporary basis and until this situation has ended.

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Through the Bases Law, hydrocarbon processing and natural gas storage activities are incorporated, for which the national or provincial Executive Branch, as applicable, may grant storage and/or processing authorizations.

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Owners of projects and/or facilities for the conditioning, separation, fractionation, liquefaction and/or any other hydrocarbon industrialization process may request an authorization to transport hydrocarbons and/or their derivatives to their industrialization facilities and from them to subsequent industrialization or commercialization process centers and/or facilities.

Decree No. 1,057/2024 establishes that for the holders of such projects and/or facilities whose construction, installation or operation had been authorized prior to the entry into force of the Bases Law, it is not mandatory to process the conversion to authorizations under the scheme of said law.

-	Those authorized to process hydrocarbons are required to process hydrocarbons from third parties up to a maximum of 5% of the capacity of their facilities.

Additionally, the Bases Law incorporated amendments to the Hydrocarbons Law regarding the regulations applicable to the transportation, storage, distribution and commercialization of natural gas, which are described in Note 36.c.1).
Also, title to hydrocarbon resources was transferred by the Argentine Government to the provinces under the following laws and decisions which amended the Hydrocarbons Law:

-	In 1992, Law No. 24,145 approved the transfer of hydrocarbon reserves to the provinces where they are located.

-	In 1994, the Argentine National Constitution was amended. Under this amendment, the provinces were granted the primary control of natural resources within their territories.

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In 2003, under Decree No. 546/2003, the right to award exploration permits and/or exploitation concessions and transportation concessions in certain locations designated as transfer areas, as well as in other areas designated by competent provincial authorities, was transferred to the provinces.

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In 2007, Law No. 26,197 recognized that hydrocarbon reservoirs, in compliance with Article 124 of the Argentine National Constitution (including reservoirs for which concessions were awarded prior to 1994) were owned by the provinces and granted them right to administer such reservoirs.

36.a.2) YPF Privatization Law
In 1992, Law No. 24,145 (“Privatization Law”) privatized Yacimientos Petrolíferos Fiscales Sociedad del Estado, YPF’s predecessor company, and decided the transfer of hydrocarbon fields from the Argentine Government to the provinces, subject to the existing rights of the holders of exploration permits and exploitation concessions. Under the Privatization Law, the Company was awarded exploration permits and exploitation concessions which are the original titles to numerous concessions that are currently operated by YPF.
36.a.3) Hydrocarbon Unconventional Exploitation Concessions (“CENCH”, by its acronym in Spanish) in the Province of Neuquén.
On December 16, 2021, the Province of Nequén published Decree No. 2,183/2021 whereby approved Resolution No. 53/2020, as amended by Resolution No. 142/2021, which regulate the award of a CENCH in the province.
The aforementioned resolutions: (i) established the parameters applicable to the pilot plan to be submitted in order to apply for a CENCH and the technical criteria to define the territorial area of the CENCH; (ii) created the Area Extension Bonus for the area exceeding the pilot plan area; (iii) required the presentation of an annual update of a Continuous Development Plan during the mass production stage, and (iv) specified that commitments undertaken for the year following each presentation and update of the Continuous Development Plan should be firm commitments.
36.b) Regulations applicable to the Downstream business segment
36.b.1) Regulation related to liquid hydrocarbon exports
Exports of crude oil, gasoline and diesel, among other goods, are subject to the registration provided for under Decree No. 645/2002 and SRH Resolution No.
E-241/2017,
as amended by SSHyC Resolution No. 329/2019.
In order to obtain an export permit, companies interested in exporting these products should enter export transactions in a register and ensure they have given the possibility of acquiring the products to interested potential domestic market agents.
On March 28, 2023, SE Resolution No. 175/2023 was published in the BO, creating a special regime for the registration of crude petroleum oils and oils obtained from bituminous minerals through cross-border crude oil pipelines. In order to obtain the export permit, entities will be required to prove to the SSHyC that the respective export does not affect domestic market supply. The permit shall indicate the export volume authorized for a minimum term of 1 year from the date the permit was granted.

Decree No. 1,057/2024 (see Note 36.j)) provided that the SE shall keep a record of the export operations that were notified, those that were objected to, and those that were actually carried out. This decree establishes that, until its repeal or modification is ordered, exclusively with regard to the registration of such operations, Decree No. 645/2002, SRH Resolution No.
E-241/2017
and its amendment Disposition No. 329/2019 of the SSHyC, and Resolution SE No. 175/2023 will continue to be applicable. In addition, it determines that the SE must make the corresponding regulatory adjustments for these and all other regulations referring to exports of hydrocarbons and/or their derivatives in order to comply with the objectives established in the Bases Law (see Note 36.j)) and the Hydrocarbons Law (see Note 36.a.1)).
In addition, the provisions regulating the export of hydrocarbons and/or their derivatives are described in the Hydrocarbons Law (see Note 36.a.1)).
36.b.2) Refined products
Resolution No. 5/2016 issued by the former SRH, which replaced Annex II to SE Resolution No. 1,283/2006, established specifications for grades 2 and 3 of diesel and gasoline, which include changes in the content of lead, manganese, oxygen and ethanol, and, more significantly, in relation to sulphur, demanding oil and gas companies to implement a plan to reduce sulphur limits to 50 mg/kg for gasoline grade 2, to 10 mg/kg for gasoline grade 3 and up to 350 mg/kg for diesel grade 2. In order to meet the new specifications, oil and gas companies had to submit to the enforcement authority a detailed schedule of the investment program for the following years.
Through SE Resolution No. 576/2019, which modified former SRH Resolution No. 5/2016, new specifications were established for gasoline grade 2 and diesel grade 2, and the deadline to meet these requirements regarding sulphur content in gasoline grade 2 was extended since January 1, 2024. As of that date, the specifications that apply to gasoline grade 2 establish a maximum sulphur content of 50 mg/kg.
However, through SE Resolution No. 492/2023 a specific mechanism was established to defer the effective date of the specifications of SE Resolution No. 576/2019 in accordance with the schedules detailed by each oil and gas company to reach the required specifications. In this sense, in relation to the detailed schedule of the investment program submitted by the Company, the enforcement authority decided to extend the deadline to comply with the specifications for gasoline grade 2 produced at the La Plata Industrial Complex until June 30, 2024, and for diesel grade 2 produced at the Luján de Cuyo Industrial Complex until December 31, 2025. Therefore, the Company is currently executing the last activities in compliance with the applicable resolution, having completed those related to the La Plata Industrial Complex.
36.c) Regulations applicable to activities of the Gas and Power business segment
36.c.1) Transportation, processing, storage, distribution and commercialization of natural gas
Law No. 24,076 (“Gas Law”), which was enacted in 1992, together with its Regulatory Decree No. 1,738/1992, regulate natural gas public transportation and distribution services. Likewise, the Bases Law (see Note 36.j)) incorporated amendments to the Gas Law.
The Gas Law also created the ENARGAS to administer and enforce the legal framework adopted for the transportation, distribution and commercialization of natural gas. The Bases Law created the “Ente Nacional Regulador del Gas y la Electricidad”, which will replace and assume the ENARGAS functions.
Natural gas transmission and distribution systems are divided into 2 main natural gas pipelines, the Northern and Southern systems, operated by transportation companies and 9 regional distribution companies. These systems operate under the open access principle, whereby natural gas suppliers have access to the available capacity without discrimination. Also, under the Gas Law, transportation companies are not allowed to buy or sell natural gas (with certain exceptions) and certain forms of cross-ownership among producers, transporters, distributors and sellers is forbidden.
The domestic wholesale demand of natural gas is divided into 4 segments: (i) priority demand supplied by distribution companies (residential demand and other non-industrial
users, hereinafter the “Distribution”); (ii) thermoelectric generation; (iii) industrial demand; and (iv) compressed natural gas (“CNG”).

Regarding commercialization, the Gas Law provides that prices shall result from the free interaction of supply and demand and established the right to transfer the acquisition cost of natural gas to users of the distribution system.
However, regulations applicable to natural gas commercialization were affected by the declaration of public emergency under Law No. 25,561 enacted on January 6, 2002 (“Public Emergency Law” of 2002), the financial crisis of 2001, the end of the convertibility regime and the freezing of transportation and distribution tariffs. Thus, a series of provisional decisions modified the pricing system and the volumes tendered, among which the following stand out: regulations seeking to establish agreements between producers and the SE to ensure offer volumes and an interim process for price reconversion; rules regulating natural gas dispatch to redirect injected natural gas and other mechanisms to ensure the supply of the priority demand (Distribution segment).
In 2017, after the Public Emergency Law of 2002 ceased to be effective, a transition process began for the supply of the Distribution segment, which comprised: calling upon producers and ENARSA to reach an agreement on the basic conditions (“Framework Agreement”) for the supply of natural gas effective from January 1, 2018 to December 31, 2019; establishing a mechanism for competitive bidding for the term April 2019 - March 2020 and the subsequent renewal (instructed by the SE) of the contracts resulting from the bidding process until the expiration of the term established in Article 5 of Law No. 27,541 (the Solidarity Law declaring the public emergency of the energy sector).
From January 1, 2021, since the approval of the Plan GasAr 2020-2024 by Decree No. 892/2020 (see Note 36.d.1)), the demand from the Distribution segment and most of the demand from the thermoelectric generation segment are duly supplied, and therefore, the prices received by producers supplying these segments are established through the bidding process provided for thereunder.
The sale of natural gas to the thermoelectric generation segment is regulated by former SE Resolution No. 95/2013, Article 8, whose effectiveness was reestablished by Resolution No. 12/2019 issued by Ministry of Productive Development, under which CAMMESA has provisionally been assigned the role to acquire and supply fuels without cost to generators which do not have natural gas supply contracts currently in force.
Also, sales to the industrial segment, as well as to the CNG segment (modified by Decree No. 892/2020 and SE Resolution No. 447/2020) are based on the free negotiation between producers or sellers and clients.
In 2024, through the Bases Law, regulated by Decree No. 1,057/2024 (see Note 36.j)), the figure of “underground natural gas storage authorizations in depleted natural hydrocarbon reservoirs” was incorporated. Additionally, the possibility for holders of an underground natural gas storage permit to apply for a hydrocarbon transportation authorization was established.
Likewise, Decree No. 1,057/2024 regulated the distinction of types of concessions, authorizations and transportation licenses, identifying natural gas transportation licenses and/or their extensions granted under the Gas Law.
Additionally, through the Bases Law (see Note 36.j)), the Hydrocarbons Law was amended incorporating the activities of processing and storage of natural gas, as described in Note 36.a.1). Likewise, the possibility to request authorization to transport hydrocarbons for owners of projects and/or facilities for the conditioning, separation, fractionation, liquefaction and/or any other hydrocarbon industrialization process.

Decree No. 1,053/2018
Following the expiration of the Public Emergency Law of 2002 in December 2017, and a few months after the implementation of the transition scheme, which included the agreement on the basic conditions for the supply of the Distribution segment, the performance of the contracts executed under the mentioned agreement was affected by a sharp devaluation of the peso in 2018 and by the decision of distributors to pay a natural gas price based on the exchange rate implicit in the tariff scheme approved for the 2018 winter period (lower than the price established under the Framework Agreement and the individual contracts). This triggered a renegotiation process of individual agreements with prices in U.S. dollars, which resulted in a reduction in the price of natural gas applicable to the October 2018 - December 2018 period, with no agreement being reached regarding the exchange rate differences to be contemplated.
On November 16, 2018, Decree No. 1,053/2018 was published, whereby the Argentine Government decided to take over, with respect to distributors and producers who had adhered to the scheme, the payment of the accumulated daily differences on a monthly basis between the price of natural gas purchased by distributors and the price of natural gas included in the tariff schemes effective from April 1, 2018 to March 31, 2019, in 30 consecutive monthly installments beginning on October 1, 2019.
Also, this decree established that since April 1, 2019, contracts between natural gas producers and distributors shall provide that the higher cost due to exchange rate variations shall never be transferred to natural gas full-service users.
On October 25, 2019, YPF adhered to the regime established under such decree, under which the Argentine Government has only paid the first installment, the remaining unpaid accrued as of the date of issuance of these consolidated financial statements.
On December 14, 2020, Law No 27,591 was published, approving the budget for fiscal year 2021, and overruling Decree No. 1,053/2018.
The Company filed administrative claims with the Ministry of Economy requesting the payment of the second to the thirtieth installment under the regime plus interest and additional claims, which as of the date of issuance of these consolidated financial statements have not yet been resolved.
36.c.2) Exports of natural gas and LNG
Natural gas
Under the Gas Law and its Regulatory Decree, natural gas exports shall be authorized by the PEN, to the extent domestic supply is not affected, and a natural gas export regime was established, which includes firm and interruptible authorizations. During the Public Emergency Period of 2002, Argentine authorities adopted several measures restricting natural gas exports from Argentina.
Also, since 2016, the natural gas export regime was modified by numerous successive regulations whose final purpose was to safeguard domestic market supply restricting natural gas exports.
Specifically, under former MEyMN Resolution No. 104/2018 and former SGE Resolution No. 9/2018, the Procedure to Obtain Natural Gas Export Licenses was established, providing that in order to obtain an export license, the domestic market supply should be secured. This procedure was later overruled by SGE Resolution No. 417/2019.
At present, natural gas exports are subject to SE Resolution No. 360/2021 modified by Resolution No. 774/2022, which specifies the terms and conditions of the Process to Award Licenses for the Export of Natural Gas through pipelines. Such process contemplates the firm export preference right granted under the Plan GasAr 2020-2024 and Plan GasAr 2023-2028 (see Note 36.d.1)) to producers holding export licenses.
In 2024, through the Bases Law, regulated by Decree No. 1,057/2024 (see Note 36.j)), natural gas exports were approved following the same terms and conditions as for liquid hydrocarbon exports as described in Note 36.a.1).

Regarding natural gas infrastructure, Decree No. 1,057/2024 established that in the case of exports that involve the construction of new natural gas pipelines or new connections to them and/or new facilities, the SE’s non-objection
to the export of natural gas will not imply authorization for their construction or new natural gas pipeline connections, which will be authorized through the relevant procedures.
LNG
On July 27, 2021, SE Resolution No. 706/2021 was published, which created a registry of LNG operators and regulated export activities. In order to obtain an export permit, LNG exporters are required to register in the respective category and ensure they have offered the possibility to acquire such product to potential domestic market agents which might be interested.
The resolution mentioned above also establishes that the enforcement authority may issue firm LNG export permits for a term of up to 20 years, having previously evaluated that the domestic supply of natural gas would not be affected considering the characteristics of the project and the possible impact on natural gas transportation capacity, at any stage of the production process. This permit may not be subsequently revoked or interrupted to ensure domestic market supply.
In 2024, through the Bases Law, regulated by Decree No. 1,057/2024 (see Note 36.j)), a special regime was established for long-term firm export authorizations for LNG export permits. The SE will have to verify the sufficiency of natural gas resources in Argentina to supply local demand and LNG export projects, and may oppose the request for export authorization, based, among others, on the lack of availability of natural gas.
In case the SE does not object to the request, it will issue a “free LNG export authorization” granting firm export rights for 30 years from the start-up
of the liquefaction plant or its expansions, and may not be subject to interruptions, restrictions or redefinitions in the future, and which may be transferred to third parties if certain conditions are met.
36.c.3) Regulatory requirements applicable to natural gas distribution
The Group participates in natural gas distribution through its subsidiary Metrogas.
The natural gas distribution system is regulated by the Gas Law, which together with its Regulatory Decree, other regulatory decrees, the Bidding Terms and Conditions, the Distribution License and the Transfer Agreement lay down the legal framework for Metrogas’ activities.
The Distribution License, the Transfer Agreement and the regulations issued under the Gas Law establish certain requirements regarding the quality of service, capital investments, restrictions for the transfer and encumbrance of assets, cross-ownership restrictions among producers, transporters and distributors of the natural gas, and the transfer of Metrogas’ shares.
Natural gas distribution tariffs were established in the Distribution License and are regulated by the ENARGAS.
Distribution License
The Distribution License authorizes Metrogas to provide the public distribution service of natural gas for a term of 35 years, renewable upon expiration, on December 28, 2027, for an additional term of 10 years pursuant to the Gas Law based on ENARGAS’ recommendation to the PEN regarding the substantial performance of all its obligations, and the performance of Metrogas in the preceding term.
Upon the expiration of the 35 or
45-year
period, as appropriate, the Gas Law requires a new competitive bidding for such License, in which, if Metrogas has performed its obligations, it will have the option to equal the best bid submitted to the PEN by a third party.
Generally, upon the termination of a Distribution License for term expiration, Metrogas will be entitled to a consideration equal to the value of the designated assets or to the amount paid by the successful bidder in a new call for tenders, whichever is lower.

In 2024, through the Bases Law, regulated by Decree No. 1,057/2024 (see Note 36.j)), the providers of public natural gas distribution and transportation services are allowed to request the renewal of their licenses for an additional
20-year
period.
Metrogas has various obligations under the Gas Law, including the obligation to comply with all reasonable service requests within its service area, unless it were uneconomic for the provider, and to operate and maintain its facilities in a safe manner, which may require certain investments to replace or improve the facilities, as established in the Distribution License.
Also, the Distribution License specifies other obligations of Metrogas, including the provision of a distribution service, maintaining an uninterruptible service, operating the system in a prudent manner, maintaining the distribution network, making the mandatory investments, keeping certain accounting records and providing certain regular reports to the ENARGAS.
The Distribution License may be revoked by the Argentine Government, upon recommendation of the ENARGAS, among other reasons, for serious and repeated failure by Metrogas to meet its obligations and/or total or partial interruptions (attributable to Metrogas) in the uninterruptible service outside the periods stipulated in the Distribution License; for the sale, disposal, transfer and encumbrance of Metrogas core assets (except for encumbrance used to finance extensions and improvements in the natural gas pipeline system) and in the event of bankruptcy, dissolution or liquidation of Metrogas.
Additionally, the Distribution License provides that Metrogas will not take over its parent company’s debts or grant credits or encumber assets to secure debts or award any other benefit to its parent company’s creditors.
Tariff schemes and tariff renegotiations
With the enactment of the Public Emergency Law of 2002, the legal framework in force applicable to license contracts of public utility companies was affected. This law provided for the conversion into pesos of tariffs established in convertible U.S. dollars at the exchange rate established under Convertibility Law No. 23,928, the prohibition to adjust tariffs based on any foreign index, including the “U.S. PPI” established under the regulatory framework, and the process for renegotiating the public service contracts awarded by the PEN (including Metrogas’ Distribution License). The expiration of the Public Emergency Law of 2002 was extended successively until December 31, 2017, together with the terms for renegotiation of licenses and public service concessions.
Under the renegotiation process, on March 30, 2017, Metrogas executed a Memorandum of Agreement with the MINEM and the Ministry of Finance for the Adjustment of the Natural Gas Distribution License (“Comprehensive Memorandum of Agreement”), which set out the conditions to adjust the Distribution License and a series of guidelines for the RTI, which included the introduction of non-automatic
mechanisms for semi-annual adjustment of the distribution tariff between
5-year
tariff reviews (considering variations in prices and service costs). The Integral Tariff Minute, ratified by Decree No. 252/2018, comprises the contractual period from January 6, 2002 to the termination of the Distribution License.
Notwithstanding the variables contemplated for the RTI and tariff adjustment established thereunder, in 2019 the Argentine Government implemented several measures which significantly modified the economic and financial equation provided for in the RTI and in the mandatory investment plans submitted by distribution licensees, which caused a damage to Metrogas. Among the measures generating the most significant changes, thus causing lower revenues stand out, mainly for the deferral of the semi-annual tariff adjustment and higher costs related to the calculation of the UNG.
In consideration of the aforementioned, on October 11, 2019 Metrogas filed an administrative claim with the ENARGAS, requesting the review and adjustment of its mandatory investment plan as well as an economic compensation to restore the economic and financial balance, together with the reconsideration of certain regulatory measures. This claim was later updated due to the continuous impact of the Solidarity Law and the new measures adopted in 2020, which are described below.

On December 23, 2019, Law No. 27,541 (“Solidarity Law”) was published in the BO, declaring a state of public emergency in terms of economic, financial, fiscal, administrative, social security, tariff, energy, health and social matters, and suspending the adjustment of tariff schemes for power and natural gas distribution and transportation under federal jurisdiction, until the effective date of the new provisional tariff schemes (Decree No. 1,020/2020). In addition, it delegated to the PEN the power to begin extraordinary reviews of current RTI and authorized the PEN to administratively intervene the ENARGAS for the term of 1 year, which was formalized by Decree No. 278/2020. The
1-year
term was then extended by Decree No. 1,020/2020 until December 31, 2021 or until completion of the RTI.
On December 17, 2020, Decree No. 1,020/2020 was published, ordering the commencement of the RTI for providers of power and natural gas public distribution and transportation services under federal jurisdiction, establishing a maximum negotiation term of 2 years, and providing for the elaboration of a RTT until completion of the RTI. On December 7, 2022, Decree No. 815/2022 was published in the BO, extending both the administrative intervention of the ENARGAS to January 1, 2024 or until completion of the RTI, and the RTI negotiation term to December 16, 2023.
On April 28, 2023, ENARGAS Resolution No. 190/2023 was published in the BO, approving the new transition tariff schemes to be applied by Metrogas to consumption from April 2023.
On December 18, 2023, Decree No. 55/2023 was published, ordering the commencement of the RTI (see Note 36.c.6)).
On April 3, 2024, ENARGAS Resolution No. 120/2024 was published in the BO, approving the transition tariff schemes and rates and charges for services to be applied by Metrogas as from such date, and the tariff update formula applicable on such transaction tariff schemes as from May 2024. Notwithstanding, the tariff updates for the months of May, June and July 2024 were deferred and therefore not carried out by instruction from the Ministry of Economy to ENARGAS, which generated a challenge by Metrogas to these instructions.
On June 6, 2024, ENARGAS Resolution No. 260/2024 was published in the BO, approving the transition tariff schemes and rates and charges for services to be applied by Metrogas as from such date. See Note 36.d.1).
On November 4, 2024, ENARGAS Resolution No. 737/2024 was published in the BO, approving the transition tariff schemes to be applied by Metrogas as from such date. See Note 36.d.1).
On December 3, 2024, ENARGAS Resolution No. 828/2024 was published in the BO, approving the transition tariff schemes to be applied by Metrogas as from such date. See Note 36.d.1).
On January 30, 2025, ENARGAS Resolution No. 60/2025 was published in the BO, approving the transition tariff schemes to be applied by Metrogas as from February 1, 2025. See Note 36.d.1).
These transition measures will remain in force until the rates resulting from the RTI come into force, in accordance with the provisions of Decree No. 55/2023.
Procedure for the compensation of the lower revenues received by distributors from their users for benefits and / or bonuses and for higher costs of unaccounted natural gas
MINEM Resolution No.
508-E/2017
established the procedure to compensate the lower revenues received by natural gas distribution licensees from users, as a result of the application of benefits to users under the regulations in force in terms of the social tariff and discounts for lower consumption, and the higher costs of UNG compared to those established for their recognition in tariffs, applicable from January 1, 2018. However, on December 7, 2018, the ENARGAS notified the SGE certain observations claiming that the SGE did not recognize the adjustment regarding UNG and determined that all amounts received from January 2018 to November 2018, which until such date were of a provisional nature, should be set off with the amounts owed by the SGE to Metrogas. Also, the adjustments of actual values established under such procedure for the same period, and the excess in costs incurred from December 2018 to September 2019 were not recognized either.
This procedure complies with Article 20.2 of the Standard License approved by Decree No. 2,255/1992, which provides that distributors have the right to compensation for the lower revenues caused by those measures in order to maintain the payment chain related to the operation and maintenance of the natural gas public distribution service through networks, including the payment of invoices for the purchase of natural gas and to ensure the continuity in the provision of the said public service.

Note from ENARGAS related to YPF’s equity interest in Metrogas
On December 28, 2016, Metrogas received a Note from ENARGAS, requesting to adjust Metrogas’ equity structure in compliance with deadline provided for in the Public Emergency Law of 2002 and in compliance with Article 34 of the Gas Law. In this regard, it should be noted that YPF indirectly acquired a 70% interest in Metrogas in a transaction that was approved by ENARGAS Resolution No. I/2,566 dated April 19, 2013, and, following the merger with YPF Inversora Energética S.A. and Gas Argentino S.A. holds 70% of Metrogas shares.
On March 30, 2017, YPF filed an appeal for reconsideration requesting that the ENARGAS Note be revoked and a new decision be rendered setting a reasonable timeframe consistent with the current natural gas market situation, in order to comply with Article 34 of the Gas Law.
On June 15, 2017, YPF submitted to the ENARGAS a tentative schedule for the process of adjusting its equity interest in Metrogas, which was extended in detail on July 3, 2017. Such presentation does not imply the waiver of the aforementioned appeal.
On April 5, 2018, ENARGAS rejected the reconsideration appeal filed by YPF on March 30, 2017 by ENARGAS Resolution No. 313/2018. On October 8, 2018, YPF filed an appeal for the SGE to decide on the issue. As of the date of issuance of these consolidated financial statements, the appeal is pending resolution.
36.c.4) Regulatory framework associated with the LPG industry
Law No. 26,020, enacted in 2005 (“LPG Law”) lays down the regulatory framework for the LPG industry, covering all activities related to the production, fractionation, bottling, transportation, storage, distribution and sale of LPG, declaring them of public interest. It also establishes the free import of LPG, regardless of the restrictions or other measures established by the PEN where the product is subject to subsidies in the country of origin, and the free export of LPG once the supply of the domestic demand is ensured.
Under the LPG Law, which provides for the creation of a trust fund to finance bottled LPG consumption for low income consumers having no access to the distribution of natural gas through networks, the Argentine Government launched several programs stimulating the supply of the domestic market (see Note 36.d.2)).
36.c.5) Regulatory framework associated with electric power generation
The Group generates thermal conventional electrical energy and renewable energy through YPF EE and CT Barragán.
The basic regulatory framework for Argentina’s electricity sector is laid down under Law No. 15,336 of 1960, as amended by Law No. 24,065 of 1991, and regulated by Decrees No. 1,398/1992 and No. 186/1995 (collectively the “Regulatory Framework”). This Regulatory Framework is supplemented by SE regulations regarding generation and commercialization of electric power, including former SEE Resolution No. 61/1992. Also, in terms of generation of electric power from renewable sources, the Regulatory Framework is supplemented with specific regulations issued to promote their development (see Note 36.c.5) “Renewable energies” section).
Law No. 24,065 implemented the privatization of state-owned companies in the electric power sector and divided the industry vertically into 4 categories: (i) generation; (ii) transmission; (iii) distribution; and (iv) demand. Also, the law organized the WEM (see Note 36.c.5) “WEM” section), where generators of electric power are one of its players.
Under Law No. 24,065, the generation of electric power is defined as an activity of public interest developed in a competitive market. Generators of electric power from a thermal source (that is, generation by natural gas, petroleum liquids such as diesel and fuel oil, or coal), and from a renewable non-hydraulic
source, do not require any concession from the state to operate. However, transmission and distribution activities are regulated as public services and hence are subject to concessions granted by the Argentine Government.
In turn, the provinces can regulate the electrical systems within their relevant territories, being their enforcement authority. However, if a participant of the provincial electrical sector connects to the Argentine Electricity Grid (“SADI”, by its acronym in Spanish), it must also meet federal regulations.

Argentina’s Electricity Regulator (“ENRE”, by its acronym in Spanish) is the agency regulating, auditing and controlling the electric power industry. The Bases Law created the “Ente Nacional Regulador del Gas y la Electricidad”, which will replace and assume the ENRE’s functions.
CAMMESA
CAMMESA is responsible for SADI’s National Dispatch of Loads. CAMMESA’s main function is the technical and administrative coordination of electric power supply and demand within a real-time operation system, which includes determining the production schedule of all generation plants of the system in order to balance production with demand. CAMMESA also collects payments from all WEM agents and purchases and provides natural gas to generators, pursuant to the provisions of former SE Resolution No. 95/2013, Article 8, as amended by Resolution No. 12/2019 issued by the Ministry of Productive Development.
On January 28, 2025, SE Resolution No. 21/2025 was published in the BO, which, among other issues, provided that generators are authorized to make their fuel purchases, and their own fuels valued at the reference price and accepted in the Variable Cost of Production (“CVP” by its acronym in Spanish) statements will be recognized. Also, spot generators will be able to manage their own fuel and CAMMESA will continue to act as fuel supplier of last resort in the event that the spot generator opted not to do so. As of the date of issuance of these consolidated financial statements, the SE has not issued the regulatory, complementary and clarifying rules required for the implementation of this resolution.
WEM
The WEM is composed of a term market, with contracts for quantities, prices and conditions freely agreed between sellers and buyers, a spot market where prices are established on an hourly basis according to the economic cost of production, represented by the short-term marginal cost as measured at the system load center (market node), and a quarterly stabilization system for spot market prices, intended for distributor purchases.
Price of electricity dispatch and spot market
In order to meet energy demand, CAMMESA prioritizes energy units with the lowest variable cost of production, progressively moving towards units with the highest variable costs of production, until the entire demand is covered. Thus, CAMMESA must define an optimum market price considering the typical hourly demand curves and the existing limitations of the system. This procedure must be used to project future SAID and WEM requirements. However, gaps between projections and prevailing market conditions generate differences between distributors’ energy purchases at seasonal prices and payments to generators for sales of energy at spot prices.
Since the enactment of the Public Emergency Law of 2002 and the emergency of the electricity sector through Decree No. 134/2015, a series of temporary provisions modified the original pricing system. Among the main regulations published, the resolutions related to the following stand out: management and dispatch of fuels, calls for tenders for the provision of additional thermal generation and associated electric power production capacity, subject to special remuneration mechanisms, formalizing commitments through contracts between generators and CAMMESA; calls for tenders to incorporate new efficient electric energy generation through the closing of open cycles and co-generation;
and resolutions by the SE implementing new remuneration mechanisms for the power energy generation sector.
On February 26, 2020, SE Resolution No. 31/2020 set the conversion to pesos of the remuneration of generation units not committed under contracts (set in U.S. dollars since former SEE Resolution No. 19/2017). Subsequently, the SE, through new resolutions has been determining increases in the aforementioned remuneration regime.
As regards the remuneration regime of authorized thermal generators, it was provided that their remuneration would be composed of a payment for the monthly available power, a payment for generated power and another for operated power, plus another payment for energy generated in hours of maximum thermal requirement.

Renewable energies
In recent years, Argentina issued regulations in order to regulate and incorporate renewable energies into the WEM and to promote their development through incentives in the form of tax benefits and preferential or subsidized tariffs. Thus, in 2006, Law No. 26,190 was enacted, which established a National Promotion Regime for the Use of Renewable Energy Sources, subsequently amended in 2015 by Law No. 27,191. These regulations, among other issues, set targets for the consumption of renewable energies for all electricity consumers, and specifically, for large users in terms of the minimum percentage of electricity from renewable energies they are required to consume, and establish tax benefits for eligible projects.
Among the main regulations aimed at encouraging the use of renewable energy, the following stand out:

-
Former MEyM Resolution No.
281-E/2017,
approving the Renewable Energy Term Market (“MATER”), which allows large users to meet their consumption quotas of electric power from renewable sources through: (i) the joint purchase system (through CAMMESA); (ii) the signing of private Power Supply Agreements (“CAE”, by its acronym in Spanish); or (iii) the development of a self-generation or co-generation
project. As a general principle, the CAEs signed on the MATER (outside the joint purchase system) may be freely negotiated between the parties.

-
The RenovAr Program (Rounds 1, 1.5, 2 and 3) established under former MEyM Resolutions No. 136/2016, No. 252/2016, No. 275/2017, and former SGE Resolution No. 100/2018, which feature calls for bids for contracting electric power from renewable energies on the WEM, in compliance with their respective bidding terms and conditions.

36.c.6) Decree No. 55/2023 “Emergency in the national energy sector”
On December 18, 2023, Decree No. 55/2023 was published in the BO declaring the emergency in the national energy sector with respect to the generation, transportation and distribution of electric energy under federal jurisdiction, and transportation and distribution of natural gas. Such declaration and the actions arising from it will be effective until December 31, 2024. Such decree established: (i) the commencement of the RTI of the providers of such public services, whose effective term shall not exceed December 31, 2024; and (ii) the intervention of the ENARGAS and the ENRE from January 1, 2024.
On December 18, 2023, ENARGAS Resolution No. 704/2023 was published in the BO in order to put into consideration through public hearing: (i) the transitional adjustment of tariffs for the public service of natural gas transportation and natural gas distribution through networks; (ii) the transfer to tariffs of the price of purchased natural gas; (iii) the determination of the monthly price update for tariffs of the public service of natural gas transportation and natural gas distribution through networks; (iv) the treatment of the impact of the price of natural gas on UNG; and (v) the reversal of the Gasoducto Norte pipeline. On February 15, 2024, ENARGAS Resolution No. 52/2024 was published in the BO which declared the validity of the aforementioned public hearing and established that the approval of the transitory tariffs will take place within 30 days of the publication of this resolution.
On November 20, 2024, Decree No. 1,023/2024 was published in the BO extending the emergency of the national energy sector until July 9, 2025. Also, it provided: (i) the extension of the intervention of ENRE and ENARGAS until the constitution, commencement and appointment of the members of the Board of Directors of “Ente Nacional Regulador del Gas y la Electricidad”; and (ii) that the entry into force of the tariff schemes resulting from the RTI initiated pursuant to Decree No. 55/2023 may not exceed form July 9, 2025.
36.d) Incentive programs for hydrocarbon production
36.d.1) Incentive programs for natural gas production
With the purpose of increasing production and the offer of natural gas in the domestic market, considering the Argentina’s energy trade balance deficit, the Argentine Government implemented several programs to stimulate natural gas domestic production:
Stimulus Program for Investments in Natural Gas Production Developments from Unconventional Reservoirs (“Resolution 46 Program”)
By MINEM Resolution No.
46-E/2017
Resolution 46 Program was created with the purpose of encouraging investments in the production of natural gas from unconventional reservoirs in the Neuquina basin from March 1, 2018 until December 31, 2021.
Compensations under Resolution 46 Program would be paid as follows: 88% to producing companies and 12% to the province where the concession included in the program is located.

Within this context, the Company filed administrative objections to several payment resolutions in relation to the concessions for which it obtained adhesion. As of the date of issuance of these consolidated financial statements, the SE has not issued any resolution on this respect.
Plan for the Promotion of Argentine Natural Gas Production - Supply and Demand Scheme 2020-2024 (“Plan GasAr 2020-2024”)
On November 16, 2020, Decree No. 892/2020 was published in the BO, which approved the Plan GasAr 2020-2024, mainly aimed at: encouraging investments in natural gas production to meet demand requirements with domestic production; generating long-term certainty in the production and distribution sectors; ensuring the supply of the priority demand and the thermoelectric generation segment; and establishing a transparent, open and competitive system for the formation of natural gas prices.
The Plan GasAr 2020-2024, initially effective for a
4-year
term, will be implemented through the execution of individual contracts between natural gas producers, distributors and sub-distributors
(to satisfy the priority demand) and CAMMESA (to satisfy the thermoelectric generation demand). The Plan GasAr 2020-2024 provides that individual contracts shall be negotiated through an auction or bidding process for a total base volume of 70,000,000 m
3
/d for the 365 days of each calendar year of the plan term, ensuring demand aggregation mechanism allowing to meet natural gas requirements of the priority demand and power plants, plus exports in the non-winter
period. Also, it established that the Argentine Government may decide to undertake the monthly payment of the portion of natural gas prices at the PIST in order to mitigate the impact of the cost of natural gas to be transferred to end-users.
Thus, the Argentine Government shall pay each producer a compensation equal to the difference between the price billed to distributors and/or sub-distributors
and the seasonal price tendered, as appropriate.
Additionally, participating producers shall undertake to reach a production curve per basin that ensures the maintenance and/or increase of current production levels, according to bids presented. If the production curve is not achieved, reductions proportional to the tendered price may be applied, including the eventual removal of the producer from the Plan GasAr 2020-2024. Also, penalties may be imposed if the investment commitment undertaken or the commitment to increase Argentine value added is not complied with.
On November 24, 2020, SE Resolution No. 317/2020 was published in the BO, calling a public tender for the effective award of the total base volume provided for under the Plan GasAr 2020-2024 and an additional volume for each of the winter periods from 2021 to 2024.
On December 16, 2020, SE Resolution No. 391/2020 (supplemented by SE Resolution No. 447/2020) was published in the BO, which awarded the base natural gas volumes and approved natural gas prices at the PIST corresponding to the awarded volumes. Under this resolution, the Company was awarded an annual natural gas supply of up to 7,628.5 Mm
3
(20.9 Mm
3
/d, the total volume tendered in the auction, all corresponding to the Neuquina basin, in line with a committed production curve of 30 Mm
3
/d). From the total committed volume, 56% will be used to cover the demand of power plants through CAMMESA and the remaining 44% will be used to supply distributors’ priority demand.
On March 4, 2021, AFIP General Resolution No. 4,939/2021 was published in the BO, establishing a procedure to register, apply for and assign tax credit certificates under the securities system established in Annex to Decree No. 892/2020 with the purpose of supporting the payment of the compensation to be borne by the Argentine Government as defined in the such annex.
As of December 31, 2024, the Company has received compensations from the National Government for an accumulated total amount of 469.

Plan for Reinsurance and Promotion of Federal Hydrocarbon Production Domestic Self-Sufficiency, Exports, Imports Substitution and the Expansion of the Transportation System for all Hydrocarbon Basins in the Country 2023-2028 (“Plan GasAr 2023-2028”)
On November 4, 2022, Decree No. 730/2022 was published in the BO, which approved the Plan GasAr 2023-2028 which authorizes the SE to implement a system for the supply of volumes, terms and maximum reference prices of natural gas at the PIST, applicable to supply contracts between suppliers and buyers, ensuring free price formation and price transparency under Plan GasAr 2023-2028, in compliance with Law No. 24,076 and the volumes to be established by the SE in order to guarantee the optimal supply of the demand considering the transportation capacity.
In addition, the Plan GasAr 2023-2028 modifies the scheme for natural gas export licenses, establishing export quotas to be assigned to participating producers according to certain criteria, in compliance with the respective regulations. However, no export license holder may export in each seasonal period more than 30% of the total volume authorized to be exported or more than 50% of its delivery commitment under the Plan GasAr 2023-2028, whichever is lower, in compliance with the respective regulations.
On December 23, 2022, SE Resolution No. 860/2022 was published in the BO, which established: (i) the approval of the national public tender called by Resolution SE No. 770/2022; (ii) the extension of the delivery commitments undertaken by producers under the Plan GasAr 2020-2024 for the supply of distribution and sub-distribution
licensees, ENARSA and CAMMESA, from January 1, 2025 to December 31, 2028 for a volume of up to 20,900,000 m
3
/d; and (iii) the award of natural gas volumes to suppliers. Under this resolution the Company was awarded an annual volume of natural gas supply corresponding to the Neuquina basin of up to 965,000 m
3
/d (“Base Gas January”) and a natural gas volume in the winter period of up to 3,250,000 m
3
/d (“Peak Gas 2024”) under the Plan GasAr 2023-2028.
On September 27, 2023, SE Resolution No. 799/2023 was published in the BO, awarding the Company monthly volumes of natural gas supply to the Northwest basin for the October 2023 - December 2028 period under the Plan GasAr 2023-2028.
On March 27, 2024, SE Resolution No. 41/2024 was published in the BO, which approved natural gas prices at the PIST in U.S. dollars corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions made: (i) from April 1 and until April 30, 2024; (ii) from May 1 and until September 30, 2024; and (iii) from October 1 and until December 31, 2024; and instructed that, for the purpose of transferring the prices of natural gas to the tariff schemes of the public service of distribution of natural gas, ENARGAS issue the tariff schemes that reflect on a monthly basis the variation of the exchange rate of the prices of natural gas to be transferred to the tariff schemes.
On 5 June 2024, SE Resolution No. 93/2024 was published in the BO, which approved natural gas prices at the PIST in U.S. dollars corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions from June 2024 and leaves without effect the instruction to ENARGAS to issue tariff schemes that reflect on a monthly basis the variation of the exchange rate of the prices of natural gas to be transferred to the tariff schemes.
On November 1, 2024, Resolution No. 18/2024 of the Secretariat of Mining and Energy Coordination was published in the BO, which modify SE Resolution No. 93/2024 approving the natural gas prices at the PIST in U.S. dollars corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions from November 2024. See Note 36.c.2).
On December 3, 2024, SE Resolution No. 386/2024 was published in the BO, approving the natural gas prices at the PIST corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions from December 2024.

On January 31, 2025, SE Resolution No. 25/2025 was published in the BO, approving the natural gas prices at the PIST corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions from February 2025.
On March 5, 2025, SE Resolution No.111/2025 was published in the BO, approving the natural gas prices at the PIST corresponding to the awarded volumes entered into within the framework of the Plan GasAr 2023-2028 which will be applicable for natural gas consumptions from March 2025.
36.d.2) Incentive programs for the domestic supply of LPG
With the purpose of ensuring the supply of LPG to the domestic market at affordable prices ensuring LPG availability to low-income
users who have no access to the supply of natural gas through networks, the Argentine Government has implemented the following programs of relevance to the Company:
Bottle-to
Bottle Program
Concerning the bottled LPG segment, the LPG Law (see Note 36.c.4)) established the creation of a trust fund to finance the consumption of LPG in 10, 12, y
15-kg
bottles for
low-income
users having no access to natural gas distribution through networks, thereby granting the SE the power to establish reference prices.
In 2015, in the context mentioned above, the
Bottle-to
Bottle Program was created by Decree No. 470/2015, subsequenty regulated through SE Resolution No. 49/2015. The purpose of this program is to maintain price stability in the commercialization chain of butane and propane to be used in 10, 12 and
15-kg
bottles and in certain supply areas. As provided for under
Bottle-to
Bottle Program regulations, at present the SE establishes, on an annual basis, the quotas of butane for the supply of the domestic market by producers, and the reference prices applicable on each ocassion to bottled LPG for residential use. Under the
Bottle-to
Bottle Program, producers would be paid a compensation, which was finally set at 0 from February 1, 2019 by SGE Resolution No. 15/2019.
On August 19, 2024, SE Resolution No. 216/2024 was published in the BO, which resolved to eliminate the maximum prices applicable set for bottled LPG for residential use and replace them with an uncapped reference price system.
On January 24, 2025, SE Resolution No. 15/2025 was published in the BO, which established that producers’ sales prices to fractionators must not exceed the export parity price. Likewise, producers must ensure that LPG is continuously and sufficiently available for the domestic market.
Propane Network Agreement
In order to guarantee the stability of the conditions for the supply of undiluted propane through networks, on December 27, 2002, the Ministry of Economy entered into an agreement with LPG producers for the supply of propane gas for distribution networks of undiluted propane gas effective until April 30, 2003 and renewable for a maximum term of 1 year. Later, under Law No. 26,019 of 2005, Law No. 26,546 of 2009 and Decree No. 496/2023, the agreement was authorized to be extended until December 31, 2023. A new Propane Network Agreement was signed and its term was extended to December 31, 2024.
The agreement guarantees the supply of a given volume of propane gas to distributors and sub-distributors
of propane gas through networks at a given price and the payment of an economic compensation to LPG producers for their lower revenues.
36.d.3) Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013
Decree No. 929/2013 provides for the creation of an Investment Promotion Regime for the Exploitation of Hydrocarbons (“Promotional Regime”), both for conventional and unconventional hydrocarbon exploitation projects. Inclusion in this Regime may be applied for by holders of hydrocarbon exploration permits and/or exploitation concessions and/or any third parties associated to such holders jointly with them, which have filed an investment project in foreign currency of at least 1,000, computed as of the date the project was filed, to be invested during the first 5 years of the project (this amount was modified in 2014 by Law No. 27,007 and reduced to 250).

The following are the main benefits established for entities reached by this regime: (i) they will be entitled, under the terms of Law No. 17,319, and from the fifth successive year counted since the commencement of their respective projects, to freely sell to foreign markets 20% of their production of liquid and gaseous hydrocarbons produced under the said projects, with a 0% export duty, should these be applicable; (ii) they will be entitled to free availability of 100% of any foreign currency obtained from the export of the hydrocarbons mentioned in the preceding item; and (iii) for periods where national production fails to meet domestic supply needs under the terms of Article 6 of Law No. 17,319, entities included in the regime will be entitled to obtain, from fifth year following the approval and commencement of their respective projects with respect to the percentage of liquid and gaseous hydrocarbons produced under such projects available for export as mentioned herein above, a price not lower that the reference export price, which will be determined without computing the incidence of export duties otherwise applicable. See Note 36.h), “Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013” section.
36.e) Investment incentive programs
Large Investment Incentive Regime (“RIGI”)
The Bases Law (see Note 36.j)) created the RIGI, regulated by Decree No. 749/2024 published in the BO on August 23, 2024, General Resolution No. 1,074/2024 of the Ministry of Economy published in the BO on October 22, 2024 and AFIP General Resolution No. 5,590/2024 published in the BO on October 23, 2024, which is intended to encourage large investments with tax, customs and exchange benefits, guaranteeing legal certainty and the protection of acquired rights. This regime seeks to encourage investments, promote economic development, create employment and strengthen local production chains.
The RIGI is aimed at investment projects in the forestry industry, tourism, infrastructure, mining, technology, iron and steel, energy and oil and gas sectors, with a minimum investment per sector or subsector or productive stage equal to or greater than a range between US$ 200,000,000 up to US$ 900,000,000 in computable assets, as established by the enforcement authority. Interested parties have 2 years to adhere to the RIGI, submitting and obtaining the approval of an investment plan by the enforcement authority.
The benefits of the RIGI include a 25% income tax rate, accelerated amortization of investments, non-expirable
tax loss carryforwards, indexing tax losses by the Internal Wholesale Price Index (“IPIM”) published by the INDEC, and exemptions from import and export duties, among others. In addition, foreign exchange incentives are established, such as the free availability of foreign currency on a staggered basis obtained from exports and certain flexibility related to financing. The RIGI guarantees tax, customs and foreign exchange regulatory stability for 30 years from accession, protecting investment projects from more burdensome legislative changes.
36.f) Tax regulations
36.f.1) Income tax
Law No. 27,468, published in the BO on December 4, 2018, established that the inflation adjustment procedure for taxation purposes will be applicable for fiscal years beginning January 1, 2018. In the first, second and third fiscal years since it became effective, this procedure shall be applicable if the variation in the CPI, estimated from the beginning to the end of each of those years exceeds 55%, 30% and 15%, for the first, second and third year of application, respectively. From the fourth year, i.e., fiscal year beginning on January 1, 2021, the procedure will apply to the extent the CPI variation accumulated over 36 months prior to the applicable fiscal year end exceeds 100%. Considering that the CPI as of December 31, 2024, 2023 and 2022 exceeds the mentioned parameters, the Group applied the tax adjustment for inflation in its income tax estimate.

On June 16, 2021 Law No. 27,630 was published in the BO, introducing the following amendments to the Income Tax Law:

-
The income tax rate for companies and permanent establishments, applicable to fiscal years beginning on or after January 1, 2021, was modified. To such end, it introduced a scale of rates ranging from 25% and 35% to be applied according to the taxpayer’s accumulated taxable net profit, and such amounts will be adjusted annually according to the CPI.

-	The distribution of dividends and profits to individuals, undivided estates and foreign beneficiaries is subject to a 7% rate.
Income tax
pre-payment
for taxpayers with extraordinary income
On August 16, 2022, AFIP General Resolution No. 5,248/2022 was published in the BO, which established a one-time
extraordinary
pre-payment
on account of income tax applicable to companies meeting one of the following conditions in fiscal year 2021 or 2022: (i) the amount of income tax determined is equal to or higher than 100 million pesos; and/or (ii) the taxable income, before any tax loss carryforwards, is equal to or higher than 300 million pesos. This pre-payment
is determined as follows: (i) for taxpayers whose
pre-payments
calculated under the general mechanism are higher than 0 pesos, 25% of the base pre-payment
already being applied; and (ii) for remaining taxpayers, 15% of taxable income without considering the tax loss carryforwards.
On July 21, 2023, AFIP General Resolution No. 5,391/2023 was published in the BO, establishing a one-time
extraordinary
pre-payment
on account of the income tax for taxpayers which, in their tax returns for fiscal year 2022 or 2023, as appropriate, meet the following conditions: (i) have reported a taxable income, without applying tax loss carryforwards, of at least 600 million pesos; and (ii) have not determined any income tax. This extraordinary pre-payment
is estimated by applying 15% on the taxable income of the fiscal year immediately preceding that in which the pre-payment
is to be recorded, without considering tax loss carryforwards.
Budget Law 2023 - Deferral of tax adjustment for inflation
On December 1, 2022, Law No. 27,701 was published in the BO, which introduced changes to the Income Tax Law, establishing the possibility of deferring the tax adjustment for inflation contemplated under such law corresponding to the first and second fiscal years beginning in January 2022, allowing to record, at taxpayer’s choice, one third of the adjustment in such fiscal year and the remaining two thirds in equal parts in the immediately following two periods. This benefit will only be admissible for subjects whose investment in the purchase, construction, manufacturing or final import of fixed assets, except automobiles, in each of the 2 fiscal periods immediately following the calculation of the respective first third, is equal or higher than 30,000 million pesos.
36.f.2) Personal assets tax - Substitute taxpayer
Individuals and foreign entities, and undivided estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to a personal assets tax of 0.50% of the value of any shares or ADS issued by Argentine entities. The tax is levied on the Argentine issuers of such shares or ADS, such as YPF, which must pay this tax as substitutes for the respective shareholders and is based on the equity value (following the equity method), or the carrying amount of the shares derived from the last financial statements as of December 31 of each year. Under the Personal Assets Tax Law, the Group is entitled to seek reimbursement of the tax paid by the shareholders subject to such tax, using the reimbursement method the Group considers appropriate.
36.f.3) Fuels tax
From the existence of market prices for petroleum products following the deregulation of the hydrocarbon sector, Law No. 23,966 established a tax on liquid fuel transfers, which levied certain types of fuels, replacing the former regime based on regulated prices. Since August 2003, the calculation method originally consisting of a fixed value per liter according to the respective type of fuel was replaced by a rate on the average sales price.
Later, under the Tax Reform, the new mechanism was modified reestablishing the fixed amounts per liter, which are adjusted quarterly based on variations in the CPI.

Incentive Regime for the Internal Supply of Fuels (“RIAIC”, by its acronym in Spanish)
On June 16, 2022, Decree No. 329/2022 was published in the BO, creating a promotion regime that allows refining and/or integrated refining companies to receive an amount equal to the sum they have to pay as tax on Liquid Fuels and Carbon Dioxide (“Tax on fuels”) for diesel imports, which may be applied to pay such tax. The RIAIC was applicable to diesel imports and crude oil transfers from June 16 to August 16, 2022, that meet certain requirements established in said decree and its corresponding regulation.
On February 22, 2023, Decree No. 86/2023 was published in the BO through which the RIAIC is reestablished, recognizing an amount equivalent to what refining companies and/or integrated refiners must pay as fuel tax for diesel and gasoline imports made between January 1 and February 28, 2023, which could be applied to the amount to be paid for such tax up to a limit of 20% and 17% of the sales in the domestic market of imported diesel and gasoline, respectively, that meet certain requirements established in said decree and its corresponding regulation.
On July 10, 2023, SE Resolution No. 570/2023 was published in the BO, extending the effective term of the RIAIC established through Decree No. 86/2023 for all import operations of diesel and gasoline carried out from March 1, 2023, to April 30, 2023, that meet certain requirements established in said decree and its corresponding regulation.
On September 7, 2023, Decree No. 461/2023 was published in the BO, which reestablished the RIAIC for all import operations of diesel and gasoline carried out from August 1, 2023, to October 31, 2023, that meet certain requirements. On November 23, 2023, SE Resolution No. 952/2023 was published in the BO, which extended the effective term of the provisions of Decree No. 461/2023 for all import operations of diesel and/or gasoline carried out until November 30, 2023.
36.f.4) Regime for the regularization of taxes
On August 26, 2020, Law No. 27,562 “Law on Social Solidarity and Production Reactivation within the Public Emergency Framework” was published in the BO, which declared the extension of the regularization of tax, social security and customs obligations originally established for micro, small and medium-sized
enterprises (“MSMEs”) under Law No. 27,541. In the case of legal entities owning financial assets abroad, they should previously comply with the requirement to repatriate at least 30% of those assets within 60 days from the date they adhered to the regime (including shareholders holding at least 30% of the capital stock).
The regime allowed to include obligations past due as of July 31, 2020 and established a cash discount or plans from 48 to 120 installments, depending on the type of debt and taxpayer, subject to a 2% fixed monthly interest rate in the first 6 installments and BADLAR rate in pesos at private banks from the seventh installment.
Adherence to the plan, which originally expired on October 31, 2020, was successively extended until December 15, 2020 by Decree No. 966/2020.
On November 11, 2021, Law No. 27,653 “Tax Relief Law to Strengthen the Recovery of Economic and Social Activities Affected by the
COVID-19
Pandemic” was published in the BO, which (i) extended the moratorium granted under Law No. 27,541 as amended by Law No. 27,562 extending its deadlines and further covering obligations past due as of August 31, 2021; (ii) with exclusive effect for the regularization of outstanding amounts detected by AFIP’s audit activity interest in excess of 40% of the principal outstanding amount were written off and payment in plans of up to 72 installments was authorized, and (iii) removed the restrictions on dividend distribution prior to August 26, 2022, unless the Company shall have pre-cancelled
such tax debt established under Law No. 27,541.
In addition, AFIP General Resolution No. 5,157/2022, published in the BO on February 25, 2022, established that term for adherence to the regularization regime mentioned above was until March 31, 2022, which was extended to April 29, 2022, by AFIP General Resolution No. 5,181/2022 published in the BO on April 1, 2022.

36.f.5) Tax for an Inclusive and Solidary Argentina (“PAIS Tax”, by its acronym in Spanish)
On July 24, 2023, Decree No. 377/2023 was published in the BO, through which the scope of the PAIS Tax established by Law No. 27,541 of 2019 to import operations of certain goods and services when access to the Exchange Market is required for their acquisition and payment.
The rates applied to foreign currency purchases are: (i) 25% for the acquisition of certain services abroad or provided in the country by non-residents;
(ii) 7.5% for contracting, abroad or in the country by
non-residents,
freight services and other transport services for the import or export of goods; and (iii) 7.5% for the import of goods, except for those mentioned in section 2 paragraph e) of Decree No. 377/2023 and its corresponding regulations. On December 13, 2023, Decree No. 29/2023 was published in the BO, which increased the rates mentioned in items (ii) and (iii) to 17.5%.
On September 2, 2024, Decree No. 777/2024 was published in the BO, which reduced to 7.5% the rate applied to foreign currency purchases for contracting, abroad or in the country by non-residents,
freight services and other transport services for the import or export of goods and for the import of goods, except for those mentioned in section 2 paragraph e) of Decree No. 377/2023 and its corresponding regulations.
On December 24, 2024, the PAIS Tax ceased to be in effect.
36.f.6) Tax benefits for price agreements
On August 26, 2023, Decree No. 433/2023 was published in the BO, which established tax benefits effective until October 31, 2023, for entities entering into price agreements for the domestic market with the Secretariat of Commerce of the Ministry of Economy or adjusting those agreements already in effect. These tax benefits include the suspension of the payment of the PAIS Tax for certain goods, the reduction to 0% of the rate of export duties for certain tariff headings, facility plans for the payment of export duties by certain productive sectors and the extension of the payment term of certain taxes and social security obligations. On October 26, 2023, by Decree No. 551/2023, these tax benefits were extended until December 31, 2023.
36.g) Customs regulations
36.g.1) Export duties
Export duties, taxes and other charges related to transactions carried out under the “Export Increase Program” and related to Decree No. 492/2023, Decree No. 549/2023, Decree No. 597/2023 and Decree No. 28/2023 shall be paid using as tax base the amount resulting from the foreign currencies received and settled in accordance with such decrees and their supplementary regulations (see Note 36.h)).
Hydrocarbons
Since September 2018, hydrocarbon export duties which had previously been effective since 2000 and were suspended in January 2017, were reestablished. Mechanisms varied from setting a fixed amount to establishing rates on the taxable value or FOB value.
On May 19, 2020, Decree No. 488/2020 was published in the BO, establishing a floating rate for hydrocarbon export duties ranging from 0% (where the Brent crude oil price is equal to or below 45 US$/bbl) to 8% (where the Brent crude oil price is equal to or above 60 US$/bbl), which was effective until December 2021.
On December 31, 2020, Decree No. 1,060/2020 was published in the BO, establishing a 4.5% export duty rate on goods included in Chapter 29 of the Mercosur Common Nomenclature (“NCM”), in which ethanol and methanol, among others, are included.

Agricultural products
On March 4, 2020, Decree No. 230/2020 was published in the BO, which established a 33% tax (maximum tax rate allowed under Law No. 27,541) on the export of soybean and soybean byproducts. Tax rate on export of wheat, corn and sorghum remained at 12%.
On October 5, 2020, Decree No. 790/2020 was published in the BO, by which the export duties on soybean and soybean byproducts, such as soybean oil and soybean meal, are fixed at 33% and 31%, respectively, from January 2021. From March 2022, all export duties for the products mentioned above were set in 33%. As of January 2023, the export duties established by Decree No. 790/2020 were restored.
On January 27, 2025, Decree N° 38/2025 was published in the BO, which established a temporary reduction in export duties for products such as soybean, soybean byproducts, grains, among others. The new rates were fixed at 26% for soybean, 24.5% for soybean byproducts such as soybean oil and soybean meal, and 9.5% for grains such as wheat, corn and sorghum, which will be in effect until June 30, 2025.
36.g.2) Customs collections
On March 29, 2023 AFIP General Resolution No. 5,339/2023 was published in the BO, suspending, until December 31, 2023, the application of exclusion certificates from the income tax and VAT collection regimes for final imports of goods.
In addition, in order to calculate income tax prepayments, collections as a result of the said suspension may no longer be computed, and in certain cases, computing VAT collections is temporarily restricted.
On August 26, 2023, AFIP General Resolution No. 5,407/2023 was published in the BO, which until October 31, 2023: (i) suspends the application of the provisions of AFIP General Resolution No. 5,339/2023 for the import of certain tariff headings; and (ii) excludes the application of the customs collection regimes of income tax and VAT on the import of certain tariff headings. In both cases, these tariff headings are determined by the SE and provided the imports are made by taxpayers indicated by the SE to such end. On November 1, 2023, by AFIP General Resolution No. 5,441/2023, the effective term of these provisions was extended until November 30, 2023.
On December 29, 2023, by AFIP General Resolution No. 5,476/2023, the provisions of AFIP General Resolution No. 5,339/2023 were extended until June 30, 2024, eliminating the temporary restrictions for computing VAT collections.
Subsequently, through AFIP General Resolution No. 5,520/2024 of July 1, 2024 and ARCA General Resolution No. 5,624/2024 of December 30, 2024, the provisions established by AFIP General Resolution No. 5,339/2023 and its amendments were extended until June 30, 2025.
On February 28, 2025, by ARCA General Resolution No. 5,655/2025, all the provisions described above were repealed. Such resolution is applicable to final imports completed as from March 1, 2025.

36.h) Regulations related to the Foreign Exchange Market
The requirements for access to the Foreign Exchange Market established by BCRA for payments of imports of goods and services, principal and interest payment under cross-border financial indebtedness and payment of profits and dividends, among others, are described below:

-	Prior BCRA approval to make payments of principal, interest accrued until December 31, 2024, default interest or similar under intercompany cross-border financial indebtedness.
-
The obligation to settle through the Foreign Exchange Market within a given term all funds received abroad resulting from repayment of loans granted to third parties, the release of term deposits or the sale of assets, to the extent the asset was acquired, the deposit made or the loan granted after May 28, 2020.

-	The mandatory refinancing of principal under cross-border financial indebtedness and foreign currency debt security issuances that was scheduled to be paid from October 15, 2020 to December 31, 2023.
In relation to refinancing, repurchase or redemption of debt, resident issuers are now allowed to access the Foreign Exchange Market to pay the premiums, interest and expenses related to such refinancings, repurchases or redemptions in foreign currency abroad, when the requirements established in the ordered text of the regulations on foreign exchange of the BCRA (“Foreign Exchange Regulations”) are met.
Likewise, the BCRA established general requirements to access the Foreign Exchange Market without need for prior BCRA approval, which include submitting a sworn statement declaring:

-
That all its foreign currency holdings in Argentina are deposited in local bank accounts, and that it does not hold foreign available liquid assets or certificates of Argentine deposits representing foreign shares (“CEDEAR”) for an aggregate amount in excess of US$ 100,000.

-
That during the 90 calendar days immediately preceding the date of access to the Foreign Exchange Market, it has not performed any sale for foreign currency, exchange for foreign assets or transfer abroad of securities issued by resident issuers, purchase with pesos of securities issued by non-resident
issuers, CEDEAR or foreign private debt securities issuances, or delivery of local currency funds or other local assets in exchange for foreign assets, cryptoassets or securities deposited abroad, and undertakes not to perform such type of transactions in the 90 calendar days following such access.

-
That in the 90 calendar days immediately preceding the date of access to the Foreign Exchange Market it has not delivered, in Argentina, local currency funds or other local liquid assets to its directly controlling shareholders or entities that are part of its economic group, unless certain conditions established in the Foreign Exchange Regulations are complied with.

During 2024, the BCRA issued communications establishing exceptions to the aforementioned requirements, pursuant to which it allows:

-	The transfer of securities to securities depositaries abroad for purposes of participating in tender offers of debt securities.
-	Access to the Foreign Exchange Market to acquire from a foreign investor equity interests in resident companies, when the requirements established in the Foreign Exchange Regulations are met.
-
Access to the Foreign Exchange Market to pay interest under commercial debts resulting from intercompany imports of goods and services to the extent the payment date is scheduled to take place as of July 5,2024.

-
Immediate access to the Foreign Exchange Market to pay transport services related to exports of goods, provided such transport services are part of the agreed upon sale conditions and take place after customs registration of the export.

-
Access to the Foreign Exchange Market without prior BCRA approval to: (i) pay interest accrued as of January 1, 2025; (ii) apply export proceeds to make principal and interest payments under cross-border financial indebtedness that were settled through the Foreign Exchange Market as of April 19, 2024, provided the following conditions are met: (a) the average life of the indebtedness is not less than 3 years; and (b) the first principal payment thereunder is not made before one year has elapsed as from the transfer and settlement of the loan proceeds through the Foreign Exchange Market; and (iii) prepayment of principal and interest under cross-border financial indebtedness more than 3 business days prior to the scheduled maturity, provided the following conditions are met: (a) the access occurs simultaneously with the settlement of a new financial loan granted by a local financial entity based on cross-border credit line disbursed and settled through the Foreign Exchange Market as of April 19, 2024; (b) the average life of the new debt is greater than the average remaining life of the debt being prepaid; and (c) the aggregate principal amount due under the new indebtedness does not exceed the aggregate principal amount due under the debt being prepaid.

Likewise, the BCRA enabled access to the Foreign Exchange Market to make principal or interest payments, in Argentina or abroad, under foreign currency-denominated debt securities issued by resident issuers, to the extent the securities were fully subscribed abroad, all issuance proceeds were settled through the Foreign Exchange Market.
As regards payment of imports of goods with customs entry registration prior to December 13, 2023 and of services provided and/or rendered prior to such date (“debt stock”), resident importers are unable to access the Foreign Exchange Market but were allowed to subscribe Bonds for the Reconstruction of a Free Argentina (“BOPREAL”, by its acronym in Spanish) for an amount equal to amounts owed under such imports.
Those who had subscribed BOPREAL up to January 31, 2024, for an amount equal to or greater than 25% of their debt stock, may access the Foreign Exchange Market as from February 1, 2024, for the amounts and in compliance with the conditions established in the Foreign Exchange Regulations.
As regards the payment of imports of goods with customs entry registration as of December 13, 2023 and of services provided and/or rendered as of such date, resident importers may access the Foreign Exchange Market without need for prior BCRA approval if, in addition to the requirements applicable in each case, the payment complies with the schedule established in the Foreign Exchange Regulations.
Foreign Currency Access Regime for Incremental Oil Production (“RADPIP”, by its acronym in Spanish) and Foreign Currency Access Regime for Incremental Natural Gas Production (“RADPIGN”, by its acronym in Spanish)
On May 26, 2022, the Argentine Government issued Decree No. 277/2022, creating the RADPIP and RADPIGN regimes, which provide certain benefits to companies that comply with, among others, the following requirements: (i) be registered with the Register of Oil Companies and be holders of hydrocarbon exploitation concessions; (ii) adhere to these regimes under the terms established by the SE; (iii) obtain an incremental production under the terms defined in the decree; and (iv) comply with the Regime for Promotion of Employment, Work and Development of Regional and National Providers of the Hydrocarbon Industry.
Beneficiaries of the RADPIP and RADPIGN regimes will have, for the percentage of incremental production according to item (iii) above, access to the Foreign Exchange Market without prior approval of the BCRA for the payment of principal of commercial and financial debts, profits and dividends, among others.
Also, the BCRA established the possibility for companies of the energy sector and beneficiaries of Decree No. 277/2022 to subscribe dollar bills payable in pesos at zero rate (“LEDIV”) simultaneously with the liquidation of funds for the financing of imports and pre-financing
or advance payments of exports.

Export Increase Program
In relation to settlements through the Foreign Exchange Market of funds received from abroad, the BCRA established the following regulations:

-
Communications “A” 7,853 and 7,914
: Allowed that the proceeds from exports of certain products related to the hydrocarbon industry, pre-financing
and/or post-financing of exports or settlement advances made until October 25, 2023 under the Export Increase Program established by Decree No. 492/2023 and SE Resolutions No. 808/2023 and No. 827/2023, to be used on a 25% for trading securities quoted in foreign currency and payable in pesos and the remaining 75% be settled in the Foreign Exchange Market.

-
Communication “A” 7,867
: Allowed that the proceeds from exports of goods and services, pre-financing
and/or post-financing of exports or settlement advances made until November 17, 2023 under the Export Increase Program established by Decree No. 549/2023, to be used on a 30% for trading securities quoted in foreign currency and payable in pesos and the remaining 70% be settled in the Foreign Exchange Market.

On November 21, 2023, Decree No. 597/2023 was published in the BO, which extended the Export Increase Program set forth under Decree No. 549/2023 until December 10, 2023, and permitted that up to 50% of the proceeds from exports of goods and services, pre-export
financings, post-export financings and advance payments be applied to the purchase of securities in foreign currency abroad and their subsequent sale for pesos in Argentina, to the extent the remaining 50% was settled through the Foreign Exchange Market.
On December 13, 2023, Decree No. 28/2023 was published in the BO, which reestablished the Export Increase Program set forth under Decrees No. 549/2023 and No. 597/2023, and permitted that up to 20% of the proceeds from the exports of goods and services, pre-export
financings, post- export financings and advance payments be applied to the purchase of securities in foreign currency abroad and their subsequent sale for pesos in Argentina, to the extent the remaining 80% was settled through the Foreign Exchange Market.
RIGI
On August 29, 2024, the BCRA issued Communication “A” 8,099 that regulates the exception to the settlement obligation applicable to proceeds from exports of goods and services for the Single Project Vehicle (“VPU”, by its acronym in Spanish) under the RIGI and, among other provisions, establishes additional requirements for such VPUs to access to the Foreign Exchange Market for outflows of funds. Likewise, it provides that direct investment contributions into the VPU made in kind by means of the delivery of capital goods qualify as having been transferred into Argentina and settled through the Foreign Exchange Market for purposes of the RIGI, to the extent said conditions are met. Communication “A” 8,099 also clarifies that the RIGI foreign exchange benefits cannot be accumulated with other foreign exchange incentives, whether existing or to be created in the future.
Investment Promotion Regime for the Exploitation of Hydrocarbons - Decree No. 929/2013
On December 13, 2024, the BCRA issued Communication “A” 8,155 that allows exporters that have a project included in the Investment Promotion Regime for the Exploitation of Hydrocarbons established by Decree No. 929/2013 to obtain compliance before the financial entity for the part of the export permit that is covered by “Certificate Decree 929/2013” issued under the provisions of Resolution No. 26/2023 of the SE. See Note 36.d.3).

36.i) Decree of Necessity and Urgency (“DNU”, by its acronym in Spanish) No. 70/2023
On December 21, 2023, Decree No. 70/2023 was published in the BO, declaring the state of public emergency in economic, financial, fiscal, administrative, pension, tariff, health, and social matters until December 31, 2025. This decree repeals, introduces, and/or amends certain laws. The main measures established include the following: (i) reforming the structures of existing subsidies in order to ensure that final users have access to basic and essential electricity and natural gas consumption; (ii) calculating the cost of basic consumption based on the tariffs of each supply point; (iii) defining mechanisms related to the allocation of subsidies and their collection by users; (iv) amending the LGS and Law No. 23,696 (“State Reform Law”) to establish that no prerogatives or advantages of public law will be granted to companies in which the National Government is a shareholder; (v) amending Law No. 20,680 (“Supply Law”) which granted the Ministry of Economy’s Secretariat of Commerce the power to impose regulations and sanctions related to the supply and distribution of goods; and (vi) repealing Decree No. 1,060/2000 which set maximum deadlines to contracts for the exclusive supply of fuels signed between oil and gas companies and gas stations and limited to 40% the interest of the former in the networks of gas stations commercializing the brands of their property.
Although the DNU No. 70/2023 needs to be debated and ratified by at least one of the chambers of the National Congress, its provisions are effective since December 29, 2023, except for some provisions that have been subject to precautionary measures that suspended their validity. On March 14, 2024, the Chamber of Senators of the National Congress rejected the Decree No. 70/2023. As of the date of issuance of these consolidated financial statements, is pending to be considered by the Chamber of Deputies of the National Congress, and it is not possible to anticipate the evolution of the modifications set out in such DNU nor the new measures that might be announced nor its impacts.
36.j) Law of Bases and Starting Points for the Freedom of Argentines No. 27,742 (“Bases Law”) and Regulatory Decree No. 1,057/2024 (“Decree No. 1,057/2024”)
On July 8, 2024, the Bases Law was published in the BO, which introduces several amendments to the Argentine legal framework including, among others: (i) the declaration of emergency in administrative, economic, financial and energy matters for a term of 1 year; (ii) the administrative reorganization of the National State; (iii) the privatization of certain companies and corporations wholly or majority owned by the National State; (iv) amendments to the Administrative Procedures Law No. 19,549; (v) amendments in the energy and oil and gas matters (see Notes 36.a.1), 36.b.1) and 36.c.1)); (vi) the creation of the RIGI to encourage large investments with tax, customs and exchange benefits, guaranteeing legal certainty and the protection of acquired rights (see Note 36.e)); and (vii) a labor and union reform.
On November 28, 2024, Decree No. 1,057/2024 was published in the BO, which regulated various aspects of the Bases Law. See Notes 36.a.1), 36.b.1) and 36.c.1).
36.k) CNV Regulatory Framework
Information requirements as Settlement and Clearing Agent and Trading Agent
As of the date of issuance of these consolidated financial statements, the Company is registered in the CNV under the category “Settlement and Clearing Agent and Trading Agent - Direct Participant”, record No. 549. Considering the Company’s business and the CNV rules, the Company will not, under any circumstance, offer brokerage services to third parties for transactions in markets under the jurisdiction of the CNV, and it will also not open operating accounts to third parties to issue orders and trade in markets under the jurisdiction of the CNV.
In accordance with the regulations to the CNV, the Company is subject to the provisions of Section 5 c), Chapter II, Title VII of the regulations to the CNV, “Settlement and Clearing Agent - Direct Participant”. In this respect, as set forth in Section 13, Title VII, Chapter II, of the CNV rules, as of December 31, 2024, the equity of the Company exceeds the minimum equity required by such rules.